Share Based Payments - Schedule of Fair Value of Non-Employee Liability Classified Award Estimated Using Black-Scholes Option Pricing Model With Following Weighted Average Assumptions (Details) - Non-employee Liability
Aug. 08, 2018 $ / shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock price	$ 424.90
Exercise price	$ 153.30
Expected term	11 months 4 days
Expected volatility	73.18%
Risk-free interest rate	1.95%
Dividend rate	0.00%